Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Accumulated depreciation	$ 130,644	$ 11,822
Preferred stock, par value	$ .001	$ .001
Preferred stock, shares authorized	25,000,000	25,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ .001	$ .001
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	3,264,752	1,911,628
Common stock, shares outstanding	3,264,752	1,911,628